OTHER PAYABLES AND ACCRUED LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Financial liabilities
Payable for capital expenditures		¥ 5,694,632	¥ 6,283,484
Accrued interest		396,286	827,367
Payables withheld as guarantees and deposits		1,101,456	1,494,367
Dividends payable by subsidiaries to non-controlling shareholders		543,207	223,942
Consideration payable for investment projects		280,856	170,494
Current portion of payables for mining rights		210,325	300,970
Others		1,025,163	2,062,612
Financial liabilities included in other payables and accrued liabilities		9,251,925	11,363,236
Sales and other deposits from customers			1,605,374
Taxes other than income taxes payable		831,040	818,979
Accrued payroll and bonus		220,851	76,683
Staff welfare payables		391,824	262,077
Current portion of obligation in relation to early retirement schemes		516,536	537,516
Contribution payable for pension insurance		30,145	27,248
Output value added tax on pending		252,691
Others		37,492	1,786
Other payables and accrued liabilities, excluded financial liabilities		2,280,579	3,329,663
Total accruals and deferred income classified as current	$ 1,677,333	11,532,504	14,692,899
USD
Financial liabilities
Total accruals and deferred income classified as current		¥ 240,000	331,000
HKD
Financial liabilities
Total accruals and deferred income classified as current	$ 270		¥ 320